Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Reserves for environmental matters	$ 67	$ 70
Northrop indemnification percentage	50.00%
PaymentsForLegalSettlements	$ 5.1